Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 660	$ 747
Liabilities currently not deductible for tax	150	173
Tax credit carryforwards	57	59
Unrealized loss on cash flow hedges and retirement liabilities	106	75
Others	12	21
Deferred tax assets, Gross, Total	985	1,075
Valuation allowance against tax benefit of loss carryforwards	(506)	(629)
Other valuation allowance	(152)	(129)
Deferred tax assets, Net, Total	327	317
Tax depreciation in excess of book depreciation	220	212
Other assets book value in excess of tax values	50	60
Tax on undistributed foreign earnings	141	105
Unrealized gain on cash flow hedges and retirement liabilities	8	24
Unrealized gain on remeasurement of investments	9
Deferred tax liabilities, Total	428	401
Net deferred tax liabilities	$ (101)	$ (84)